Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Performance Targets (Detail)	12 Months Ended
Dec. 31, 2017
Absolute TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Criteria	Range:6%-14%
Weight	50.00%
Relative TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Criteria	Ranking of Ericsson: 12-5
Weight	50.00%
Bottom of range [member] | Absolute TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting	0.00%
Bottom of range [member] | Relative TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting	0.00%
Top of range [member] | Absolute TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting	200.00%
Top of range [member] | Relative TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting	200.00%